Equity	12 Months Ended
Dec. 31, 2023
Equity.
Equity

Equity and liabilities

19 Equity

Issued capital and capital reserve

in thousands of shares	Dec 31, 2023	Dec 31, 2022	Dec 31, 2021
Common shares as of Jan 1, fully paid	27,596	22,568	22,118
Issued shares	—	4,998	—
Exercise of options	1,404	30	450
Common shares issued as of Dec 31, fully paid	29,000	27,596	22,568

in thousands of shares	Dec 31, 2023	Dec 31, 2022	Dec 31, 2021
Authorized common shares of EUR 0.12 each	79,000	79,000	79,000

Common Shares

On January 31, 2022, pursuant to a securities purchase agreement signed with certain investors, the company received EUR 15.0 million as consideration for the issuance of an aggregate of 4,479,088 common shares at a price per share of USD 3.73 (EUR 3.35).

As of December 31, 2023, 29,000,137 common shares of Centogene N.V. with a nominal value of EUR 0.12 were issued and fully paid up (2022: 27,595,835; 2021: 22,567,971). As of December 31, 2023, the authorized, but unissued common share capital amounted to EUR 6,000k (2022: EUR 6,713k; 2021: EUR 6,772k).

The holders of common shares are entitled to the Company's approved dividends and other distributions as may be declared from time to time by the Company, and is entitled to vote per share on all matters to be voted at the Company's annual general meetings.

Capital reserve

As of December 31, 2023, capital reserve included a share premium of EUR 120,847k (2022: EUR 121,018k; 2021: EUR 106,665k), being amounts paid in by shareholders at the issuance of shares in excess of the par value of the shares issued, net of any transaction costs incurred for the share issuance.

On January 31, 2022, pursuant to the securities purchase agreement and a warrant agreement, each signed with certain investors, the Group received EUR 15.0 million in exchange for the issuance of an aggregate of 4,479,088 common shares at a price per share of USD 3.73 (EUR 3.35) and warrants initially exercisable for the purchase of up to an aggregate of 1,343,727 additional common shares at an initial exercise price per common share of USD 7.72. The warrants are exercisable immediately as of the date of issuance and will expire on December 31, 2026. The fair value of warrants issued as of January 31, 2022, was USD 3.2 million (EUR 2.8 million). The amount recognized in capital reserve for the issuance of shares considering EUR 110k of transaction costs, was EUR 14.3 million. EUR 2.8 million for the issuance of warrants was also charged against capital reserve reducing the EUR 14.3 million from the issuance of shares to EUR 11.5 million.

The capital reserve consists of the share premium account and amounts recorded in respect of share-based payments. For additional information on the share-based payments, please refer to note 22.